Warrants (Tables)	3 Months Ended
Mar. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants consist of the following:

	Shares	Weighted average exercise price	Weighted average remaining contract term (years)
Warrants outstanding at January 1, 2014	20,826,436	$0.31	4.3
Granted	151,515	0.30	5.0
Exercised	-	-	-
Forfeited or lapsed	-	-	-
Warrants outstanding at March 31, 2014	20,997,951	$0.31	4.1